Financial instruments and management of financial risks - Derivative gains and losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative assets | Interest rate risk | Interest expense
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ 1,000,000	$ 0	$ (1,000,000)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(1,000,000)	(3,000,000)	2,000,000
Derivatives held for hedging | Interest rate risk non fixed rate credit facility amounts drawn | Interest expense
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	1,000,000	0	(1,000,000)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(1,000,000)	(3,000,000)	2,000,000
Derivatives held for hedging | Currency risk
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	38,000,000	38,000,000	(50,000,000)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(10,000,000)	(3,000,000)	2,000,000
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in other comprehensive income (effective portion)	37,000,000	38,000,000	(49,000,000)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	(9,000,000)	0	0
Derivatives held for trading | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Gain (Loss) recognized in income on derivatives	0		1,000,000
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments [line items]
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0	$ 0	$ 0